Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - US Dollars - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Value at risk	€ 100	€ 110
Maximum
Guarantees, commitments and risks
Value at risk	200	120
Minimum
Guarantees, commitments and risks
Value at risk	100	40
Average
Guarantees, commitments and risks
Value at risk	€ 100	€ 80